OMB Number: 3235-0675

Expires: March 31, 2014

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

 FIRST TENNESSEE BANK NATIONAL ASSOCIATION

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2012 to March 31, 2012

Date of Report (Date of filing): November 14, 2012

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0000930613

Charles T. Tuggle, First Tennessee Bank National Association, (901) 523-4444

Mark W. Harris, Andrews Kurth LLP, (214) 659-4400

Name and telephone number, including area code, of the persons to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

EXPLANATORY NOTE

This amended Form ABS-15G/A is being filed by First Tennessee Bank National Association to replace the Form ABS-15G initially filed on May 15, 2012 and a subsequent amendment on Form ABS-15G/A that was filed on August 10, 2012 in their entirety. The initial filing erroneously included 22 Ginnie Mae loans that were inadvertently characterized as “Assets That Were Subject of Demand” and both the initial filing and the subsequent amendment filing erroneously omitted 2 loans that should have been included under the columns headed “Assets That Were Subject of Demand” and “Demand in Dispute”.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) is attached as an Exhibit to this Form ABS-15G/A. Please see Exhibit 99.1 for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FIRST TENNESSEE BANK NATIONAL ASSOCIATION

Date: November 13, 2012	By:_/s/ Charles T. Tuggle____________________________
Name: Charles T. Tuggle
Title: Executive Vice President*

*Mr. Tuggle is executing in his capacity as Executive Vice President of First Tennessee Bank National Association, successor by merger to First Horizon Home Loan Corporation, which ceased securitization activities in 2007.

EXHIBIT INDEX

Exhibit Number

99.1 Table for Form ABS-15G/A (Repurchase reporting)